Property, plant and equipment	6 Months Ended
Jun. 30, 2022
Property, plant and equipment [abstract]
Property, plant and equipment	Property, plant and equipment
During the six months ended June 30, 2022, the Group acquired assets at a cost of £10,731,000, of which £6,791,000 related to assets under construction, primarily relating to leasehold improvements at the Group’s premises in Dundee, Milton Park, Oxfordshire and Vienna, Austria, £239,000 were additions to leasehold improvements, £450,000 were additions to computer equipment, £394,000 were additions to office furniture and equipment and £2,857,000 were additions to plant and equipment, primarily laboratory equipment. The depreciation charge for the period was £1,275,000.

During the six months ended June 30, 2022, £1,180,000 was transferred from assets under construction to leasehold improvements which constituted costs relating to the fit-out of premises leased by the Group.
No disposals of property plant and equipment were made during the six months ended June 30, 2022.